Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and Non-PEO Named Executives and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.
Pay for Performance Table

Year1 (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO2 ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers2 ($) (e)	Value of Initial Fixed $100 Investment Based On:3		Net Income ($) (in millions) (h)	Microsoft Incentive Plan Revenue4 ($) (in billions) (i)
					Microsoft Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)

2026	90,628,977	30,083,543	28,986,966	12,793,419	143	260	133,749	330.56

2025	96,496,790	131,138,799	24,456,053	31,268,315	190	184	101,832	289.18

2024	79,106,183	171,304,590	21,081,007	40,171,628	169	162	88,136	246.12

2023	48,512,537	93,155,708	16,009,805	29,971,655	128	112	72,361	220.08

2022	54,946,310	56,936,384	20,074,444	20,494,054	96	82	72,738	206.67

(1)
The Non-PEO Named Executives for fiscal year 2026 and 2025 were: Amy E. Hood, Judson B. Althoff, Takeshi Numoto, and Bradford L. Smith. The Non-PEO Named Executives for each of fiscal years 2024, 2023, and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our Named Executives during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Named Executive Officer Compensation – Fiscal Year 2026 Compensation Tables – Summary Compensation Table” for additional information). The “compensation actually paid” for fiscal years 2023 and 2022 has been updated from the amounts in Microsoft’s 2023 Proxy Statement to reflect the application of recent SEC guidance relating to retirement vesting treatment, which was issued following the filing of the 2023 Proxy Statement.

(3)
In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment on June 30, 2021 through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended June 30, 2026.

(4)
We have determined that Microsoft Incentive Plan Revenue (as defined on page 42) is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our Named Executives, for fiscal year 2026, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Microsoft Incentive Plan Revenue
Named Executive Officers, Footnote	The Non-PEO Named Executives for fiscal year 2026 and 2025 were: Amy E. Hood, Judson B. Althoff, Takeshi Numoto, and Bradford L. Smith. The Non-PEO Named Executives for each of fiscal years 2024, 2023, and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young.
Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment on June 30, 2021 through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended June 30, 2026.
PEO Total Compensation Amount	$ 90,628,977	$ 96,496,790	$ 79,106,183	$ 48,512,537	$ 54,946,310
PEO Actually Paid Compensation Amount	$ 30,083,543	131,138,799	171,304,590	93,155,708	56,936,384
Adjustment To PEO Compensation, Footnote
The following table shows the fiscal 2026 amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO Named Executives in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	90,628,977	28,986,966

Amounts Reported as ‘Stock Awards’ in SCT	(77,570,774)	(24,692,589)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	55,998,106	17,868,662

Change in Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Fiscal Years	(42,092,691)	(9,068,739)

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	3,119,925	(300,881)

Compensation Actually Paid	30,083,543	12,793,419

Non-PEO NEO Average Total Compensation Amount	$ 28,986,966	24,456,053	21,081,007	16,009,805	20,074,444
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,793,419	31,268,315	40,171,628	29,971,655	20,494,054
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the fiscal 2026 amounts deducted from and added to the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO Named Executives in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	90,628,977	28,986,966

Amounts Reported as ‘Stock Awards’ in SCT	(77,570,774)	(24,692,589)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	55,998,106	17,868,662

Change in Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Fiscal Years	(42,092,691)	(9,068,739)

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	3,119,925	(300,881)

Compensation Actually Paid	30,083,543	12,793,419

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Total Shareholder Return Vs Peer Group

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Tabular List, Table
Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our Named Executives, for fiscal year 2026, to Company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentives” (see page 39) and “Equity Compensation” (see page 40).

Most Important Performance Measures

Microsoft Incentive Plan Revenue (Company Selected Measure)

Relative TSR as compared to the S&P 500

Azure and Other Cloud Services Revenue

Microsoft Cloud Revenue, excluding Azure and Other Cloud Services

Microsoft Incentive Plan Operating Income

Total Shareholder Return Amount	$ 143	190	169	128	96
Peer Group Total Shareholder Return Amount	260	184	162	112	82
Net Income (Loss)	$ 133,749,000,000	$ 101,832,000,000	$ 88,136,000,000	$ 72,361,000,000	$ 72,738,000,000
Company Selected Measure Amount	330,560,000,000	289,180,000,000	246,120,000,000	220,080,000,000.00	206,670,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR as compared to the S&P 500
Measure:: 3
Pay vs Performance Disclosure
Name	Azure and Other Cloud Services Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Microsoft Cloud Revenue, excluding Azure and Other Cloud Services
Measure:: 5
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (77,570,774)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,998,106
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,092,691)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,119,925
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,692,589)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,868,662
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,068,739)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (300,881)